UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
1/31/14 (Unaudited)

COMMON STOCKS (98.4%)(a)
			Shares	Value

Aerospace and defense (6.0%)

Airbus Group NV (France)			590,366	$41,889,468

Embraer SA ADR (Brazil)(S)			403,000	12,368,070

General Dynamics Corp.(S)			431,900	43,755,789

Honeywell International, Inc.			724,500	66,096,135

L-3 Communications Holdings, Inc.			333,800	37,075,166

Northrop Grumman Corp.			388,700	44,914,285

Raytheon Co.			330,800	31,449,156

United Technologies Corp.			362,800	41,366,456

				318,914,525
Airlines (1.1%)

Delta Air Lines, Inc.			1,347,800	41,256,158

Japan Airlines Co., Ltd. (Japan)(UR)			291,000	14,696,682

				55,952,840
Auto components (0.5%)

Johnson Controls, Inc.			266,600	12,295,592

TRW Automotive Holdings Corp.(NON)			183,800	13,628,770

				25,924,362
Automobiles (0.9%)

Ford Motor Co.			902,200	13,496,912

General Motors Co.(NON)			919,400	33,171,952

				46,668,864
Beverages (1.6%)

Beam, Inc.			204,600	17,043,180

Coca-Cola Enterprises, Inc.			554,300	23,995,647

Dr. Pepper Snapple Group, Inc.(S)			519,500	24,873,660

PepsiCo, Inc.			197,100	15,838,956

				81,751,443
Building products (0.2%)

Allegion PLC (Ireland)(NON)			244,700	12,075,945

				12,075,945
Capital markets (4.5%)

Blackstone Group LP (The)			461,200	15,104,300

Carlyle Group LP (The) (Partnership shares)			767,800	26,727,118

Charles Schwab Corp. (The)			1,435,000	35,616,700

Goldman Sachs Group, Inc. (The)			192,493	31,591,951

Greenhill & Co., Inc.(S)			255,800	13,288,810

KKR & Co. LP			1,134,377	27,349,829

Morgan Stanley(S)			1,571,000	46,360,210

State Street Corp.			591,900	39,627,705

				235,666,623
Chemicals (3.0%)

Agrium, Inc. (Canada)(S)			277,800	24,196,380

Dow Chemical Co. (The)			1,100,300	50,074,653

HB Fuller Co.			102,771	4,787,073

Huntsman Corp.			868,100	19,028,752

LyondellBasell Industries NV Class A			499,800	39,364,248

Potash Corp. of Saskatchewan, Inc. (Canada)(S)			652,200	20,426,904

				157,878,010
Commercial banks (2.8%)

Barclays PLC (United Kingdom)			2,591,078	11,607,055

Commerzbank AG (Germany)(NON)			505,335	8,604,507

Fifth Third Bancorp			544,200	11,439,084

UniCredit SpA (Italy)			1,138,142	8,565,365

Wells Fargo & Co.			2,381,979	107,998,928

				148,214,939
Commercial services and supplies (0.7%)

ADT Corp. (The)(S)			305,421	9,174,847

Tyco International, Ltd.			664,142	26,891,110

				36,065,957
Communications equipment (2.1%)

Cisco Systems, Inc.			4,155,557	91,048,254

Qualcomm, Inc.			261,300	19,393,686

				110,441,940
Computers and peripherals (1.9%)

Apple, Inc.			85,300	42,701,180

Hewlett-Packard Co.			783,300	22,715,700

NetApp, Inc.			245,700	10,402,938

SanDisk Corp.			127,900	8,895,445

Western Digital Corp.			179,900	15,501,983

				100,217,246
Construction and engineering (0.1%)

KBR, Inc.			226,900	7,101,970

				7,101,970
Construction materials (0.2%)

Buzzi Unicem SpA (Italy)			475,647	8,692,391

				8,692,391
Consumer finance (0.6%)

Capital One Financial Corp.			406,038	28,670,343

				28,670,343
Containers and packaging (0.2%)

MeadWestvaco Corp.			303,500	10,947,245

				10,947,245
Diversified consumer services (0.4%)

ITT Educational Services, Inc.(NON)(S)			528,300	15,532,020

Weight Watchers International, Inc.(S)			251,600	6,800,748

				22,332,768
Diversified financial services (6.9%)

Bank of America Corp.			5,392,394	90,322,600

Citigroup, Inc.			1,977,380	93,787,133

CME Group, Inc.			407,800	30,487,128

JPMorgan Chase & Co.			2,744,046	151,910,387

				366,507,248
Diversified telecommunication services (0.6%)

AT&T, Inc.			643,800	21,451,416

Verizon Communications, Inc.			262,459	12,603,281

				34,054,697
Electric utilities (1.5%)

American Electric Power Co., Inc.			226,500	11,055,465

Edison International			378,000	18,204,480

FirstEnergy Corp.			833,200	26,237,468

NextEra Energy, Inc.(S)			194,700	17,898,771

PPL Corp.			254,800	7,789,236

				81,185,420
Electrical equipment (0.5%)

Eaton Corp PLC			252,300	18,440,607

Schneider Electric SA (France)			63,496	5,128,801

				23,569,408
Electronic equipment, instruments, and components (0.3%)

Corning, Inc.			852,500	14,671,525

				14,671,525
Energy equipment and services (2.8%)

Ezion Holdings, Ltd. (Singapore)			3,489,600	6,149,677

FMC Technologies, Inc.(NON)			211,000	10,431,840

Halliburton Co.			1,169,600	57,322,096

Nabors Industries, Ltd.			829,000	14,159,320

Oil States International, Inc.(NON)			149,000	13,998,550

Petrofac, Ltd. (United Kingdom)			581,607	11,042,989

Rowan Cos. PLC Class A(NON)			287,400	9,015,738

Schlumberger, Ltd.			284,339	24,899,566

				147,019,776
Food and staples retail (1.4%)

CVS Caremark Corp.			1,084,400	73,435,568

				73,435,568
Food products (1.7%)

Hillshire Brands Co.			438,620	15,623,644

Kellogg Co.			360,100	20,878,598

Kraft Foods Group, Inc.			257,600	13,485,360

Mead Johnson Nutrition Co.			167,400	12,871,386

Mondelez International, Inc. Class A(S)			760,900	24,919,475

				87,778,463
Health-care equipment and supplies (2.0%)

Baxter International, Inc.			805,600	55,022,480

Covidien PLC			322,072	21,978,193

St. Jude Medical, Inc.			501,600	30,462,168

				107,462,841
Health-care providers and services (2.3%)

Aetna, Inc.			609,200	41,626,636

Catamaran Corp.(NON)			432,800	21,042,736

Emeritus Corp.(NON)			350,100	7,719,705

Express Scripts Holding Co.(NON)			239,800	17,910,662

LifePoint Hospitals, Inc.(NON)			159,100	8,433,891

UnitedHealth Group, Inc.			372,500	26,924,300

				123,657,930
Hotels, restaurants, and leisure (0.8%)

Carnival Corp.			522,200	20,465,018

Intrawest Resorts Holdings, Inc.(NON)			509,699	6,065,418

Marriott International, Inc. Class A			333,800	16,456,340

				42,986,776
Household durables (0.8%)

PulteGroup, Inc.			933,600	18,970,752

Whirlpool Corp.			180,900	24,113,970

				43,084,722
Household products (0.2%)

Procter & Gamble Co. (The)			130,300	9,983,586

				9,983,586
Independent power producers and energy traders (1.1%)

Calpine Corp.(NON)			1,757,517	33,357,673

NRG Energy, Inc.(S)			948,600	26,418,510

				59,776,183
Industrial conglomerates (2.5%)

General Electric Co.			3,160,820	79,431,407

Siemens AG (Germany)(S)			403,382	51,118,103

				130,549,510
Insurance (5.5%)

ACE, Ltd.			197,000	18,480,570

Allstate Corp. (The)			262,200	13,424,640

American International Group, Inc.			1,148,225	55,068,871

Assured Guaranty, Ltd.			357,580	7,562,817

Chubb Corp. (The)			87,275	7,378,228

Everest Re Group, Ltd.(S)			56,020	8,109,455

Hartford Financial Services Group, Inc. (The)			1,314,100	43,693,825

Lincoln National Corp.(S)			606,400	29,125,392

MetLife, Inc.			1,397,187	68,532,022

Prudential Financial, Inc.			244,900	20,667,111

Prudential PLC (United Kingdom)			984,988	19,884,027

				291,926,958
Internet and catalog retail (0.1%)

Bigfoot GmbH (acquired 8/2/13, cost $2,571,898) (Private) (Brazil)(F)(RES)(NON)			117	1,958,327

Zalando AG (acquired 9/30/13, cost $5,246,296) (Private) (Germany)(F)(RES)(NON)			117	4,445,669

				6,403,996
Internet software and services (0.6%)

Google, Inc. Class A(NON)			11,791	13,924,817

Yahoo!, Inc.(NON)			452,000	16,281,040

				30,205,857
IT Services (0.8%)

Computer Sciences Corp.			307,500	18,576,075

Fidelity National Information Services, Inc.			150,500	7,630,350

Xerox Corp.			1,227,600	13,319,460

				39,525,885
Machinery (0.8%)

Caterpillar, Inc.(S)			181,300	17,025,883

Ingersoll-Rand PLC			49,610	2,916,572

Joy Global, Inc.(S)			328,400	17,336,236

TriMas Corp.(NON)			94,931	3,303,599

				40,582,290
Media (3.7%)

CBS Corp. Class B (non-voting shares)			814,700	47,839,184

Comcast Corp. Class A			719,600	39,182,220

DISH Network Corp. Class A(NON)			376,900	21,249,622

Liberty Global PLC Class A (United Kingdom)(NON)(S)			295,200	23,595,336

Time Warner Cable, Inc.			117,680	15,683,214

Time Warner, Inc.			440,500	27,676,615

Viacom, Inc. Class B			162,000	13,300,200

WPP PLC (United Kingdom)			415,230	8,716,751

				197,243,142
Metals and mining (1.2%)

Barrick Gold Corp. (Canada)			781,500	15,067,320

BHP Billiton, Ltd. (Australia)			424,362	13,581,384

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)			851,238	27,588,624

Goldcorp, Inc. (Toronto Exchange) (Canada)			168,700	4,198,943

Newmont Mining Corp.			106,000	2,289,600

				62,725,871
Multi-utilities (1.0%)

Ameren Corp.			437,600	16,558,784

CMS Energy Corp.(S)			271,100	7,533,869

National Grid PLC (United Kingdom)			812,784	10,542,101

PG&E Corp.			413,400	17,424,810

				52,059,564
Multiline retail (0.6%)

Macy's, Inc.			421,300	22,413,160

Target Corp.			175,600	9,945,984

				32,359,144
Oil, gas, and consumable fuels (11.7%)

Anadarko Petroleum Corp.			304,600	24,578,174

Cabot Oil & Gas Corp.			716,300	28,637,674

Cameco Corp. (Canada)(S)			256,300	5,447,022

Chevron Corp.			559,300	62,434,659

CONSOL Energy, Inc.			210,400	7,858,440

EnCana Corp. (Canada)			434,471	7,809,750

Energen Corp.			95,500	6,753,760

Energy Transfer Equity LP			391,000	16,312,520

EP Energy Corp. Class A(NON)(S)			595,810	10,247,932

Exxon Mobil Corp.			1,242,992	114,554,143

Gulfport Energy Corp.(NON)			334,400	20,381,680

HRT Participacoes em Petroleo SA (Brazil)(NON)			1,107,000	532,112

Kodiak Oil & Gas Corp.(NON)			2,057,800	21,833,258

Marathon Oil Corp.			1,684,800	55,244,592

MPLX LP (Partnership shares)			74,782	3,440,720

Nordic American Tankers, Ltd. (Norway)(S)			870,800	9,526,552

Occidental Petroleum Corp.			380,814	33,347,882

QEP Resources, Inc.			1,194,200	36,888,838

Royal Dutch Shell PLC ADR (United Kingdom)			1,540,032	106,416,211

Southwestern Energy Co.(NON)			415,700	16,914,833

Suncor Energy, Inc. (Canada)			868,868	28,544,898

				617,705,650
Paper and forest products (0.5%)

International Paper Co.			544,000	25,970,560

				25,970,560
Personal products (0.4%)

Coty, Inc. Class A			1,689,145	22,786,566

				22,786,566
Pharmaceuticals (9.8%)

AbbVie, Inc.			504,900	24,856,227

Actavis PLC(NON)			182,600	34,507,748

AstraZeneca PLC ADR (United Kingdom)(S)			936,900	59,493,150

Bristol-Myers Squibb Co.			425,000	21,237,250

Eli Lilly & Co.			752,300	40,631,723

Johnson & Johnson			763,600	67,555,692

Merck & Co., Inc.			1,560,991	82,685,693

Pfizer, Inc.			2,902,434	88,233,994

Sanofi ADR (France)(S)			563,400	27,550,260

Shire PLC ADR (United Kingdom)			130,700	19,555,334

Teva Pharmaceutical Industries, Ltd. ADR (Israel)(S)			620,300	27,683,989

Zoetis, Inc.			813,938	24,711,158

				518,702,218
Real estate investment trusts (REITs) (1.2%)

Altisource Residential Corp. (Virgin Islands)			420,000	12,600,000

American Homes 4 Rent Class A			322,800	5,384,304

American Tower Corp.			242,900	19,645,752

Equity Lifestyle Properties, Inc.			374,600	14,725,526

HCP, Inc.			217,400	8,511,210

				60,866,792
Semiconductors and semiconductor equipment (2.2%)

Fairchild Semiconductor International, Inc.(NON)			768,400	9,804,784

Intel Corp.			909,500	22,319,130

Lam Research Corp.(NON)			400,950	20,292,080

Magnachip Semiconductor Corp. (South Korea)(NON)			97,174	1,536,321

Maxim Integrated Products, Inc.			266,500	8,064,290

Micron Technology, Inc.(NON)			1,508,700	34,760,448

Samsung Electronics Co., Ltd. (South Korea)			15,636	18,698,631

				115,475,684
Software (1.3%)

Microsoft Corp.			877,200	33,202,020

Oracle Corp.			1,013,400	37,394,460

				70,596,480
Specialty retail (2.2%)

American Eagle Outfitters, Inc.(S)			614,100	8,308,773

Bed Bath & Beyond, Inc.(NON)(S)			410,900	26,235,965

Best Buy Co., Inc.			185,600	4,369,024

Home Depot, Inc. (The)			339,500	26,090,575

Office Depot, Inc.(NON)			5,475,400	26,774,706

Select Comfort Corp.(NON)(S)			258,900	4,238,193

Tile Shop Holdings, Inc.(NON)			774,700	10,946,511

WH Smith PLC (United Kingdom)			407,520	6,987,282

				113,951,029
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.(S)			1,223,900	18,211,632

				18,211,632
Tobacco (1.2%)

Altria Group, Inc.			1,013,200	35,684,904

Philip Morris International, Inc.			379,400	29,646,316

				65,331,220
Trading companies and distributors (0.3%)

WESCO International, Inc.(NON)(S)			217,200	18,018,912

				18,018,912
Wireless telecommunication services (0.8%)

Vodafone Group PLC ADR (United Kingdom)			1,119,600	41,492,376

				41,492,376

Total common stocks (cost $4,337,671,380)				$5,195,382,890

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

HRT Participacoes EM Petroleo SA 144A (Brazil)	4/4/16	BRL 0.00001	2,098,210	$1,005,005

Total warrants (cost $4,199,669)				$1,005,005

SHORT-TERM INVESTMENTS (8.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.15%(d)			359,006,389	$359,006,389

Putnam Short Term Investment Fund 0.07%(AFF)			99,015,755	99,015,755

U.S. Treasury Bills with an effective yield of 0.13%, May 29, 2014(SEGSF)			$1,141,000	1,140,881

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015(SEGSF)			545,000	544,538

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014(SEGSF)			958,000	957,972

Total short-term investments (cost $460,664,975)				$460,665,535

TOTAL INVESTMENTS

Total investments (cost $4,802,536,024)(b)				$5,657,053,430

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/14 (Unaudited)

		Upfront		Payments	Total return
Swap counterparty/		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	depreciation

Bank of America N.A.
shares	67,134	$—	5/6/14	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	$(343,072)
shares	59,546	—	5/6/14	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	(304,295)
Deutsche Bank AG
baskets	247,988	—	10/20/14	(1 month USD-LIBOR-BBA plus 0.82%)	A basket (DBVODSTB) of common stocks	(500,592)
baskets	505,570	—	10/20/14	(1 month USD-LIBOR-BBA plus 0.82%)	A basket (DBVODSTB) of common stocks	(1,125,739)

Total		$—	$(2,273,698)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through January 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,280,298,536.
(b)	The aggregate identified cost on a tax basis is $4,853,010,798, resulting in gross unrealized appreciation and depreciation of $911,333,999 and $107,291,367, respectively, or net unrealized appreciation of $804,042,632.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $6,403,996, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$156,499,916	$201,420,067	$258,904,228	$35,108	$99,015,755
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $348,174,937.
The fund received cash collateral of $359,006,389, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 74,100 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions and foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
At the close of the reporting period, the fund maintained liquid assets totaling $2,301,364 to cover certain derivatives contracts.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge risk in a security it owns.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,273,698 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,863,483.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$524,550,807	$—	$6,403,996
Consumer staples	341,066,846	—	—
Energy	764,725,426	—	—
Financials	1,150,064,535	—	—
Health care	749,822,989	—	—
Industrials	642,831,357	—	—
Information technology	481,134,617	—	—
Materials	266,214,077	—	—
Telecommunication services	75,547,073	—	—
Utilities	193,021,167	—	—
Total common stocks	5,188,978,894	—	6,403,996
Warrants	—	1,005,005	—
Short-term investments	99,015,755	361,649,780	—

Totals by level	$5,287,994,649	$362,654,785	$6,403,996

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$(2,273,698)	$—

Totals by level	$—	$(2,273,698)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,005,005	$2,273,698

Total	$1,005,005	$2,273,698

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)		$25,900,000
Warrants (number of warrants)		2,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2014